FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs on bonds, bank loans and other	$ 102	$ 109	$ 124
Amortisation of fees	8	6	23
Lease finance charges	11	9	8
Less: interest captalised	(2)	(14)	(17)
Total finance costs	119	110	138
Unwinding of obligations	30	6	39
Total finance costs and unwinding of obligations (notes 30 and 34)	$ 149	$ 116	$ 177	[1]

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.